CAPITAL STOCK (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019	Apr. 19, 2013	Apr. 18, 2013	Jul. 30, 2004	Jul. 29, 2004	Nov. 13, 1995
Share capital
Number of shares outstanding							8,400,000,000
Capital stock
Share capital
Number of shares outstanding	99,062,216,600	99,062,216,600
Percentage of ownership	100.00%	100.00%
Outstanding capital	Rp 4,953	Rp 4,953
Series A Dwiwarna Share | Government agencies | Capital stock
Share capital
Number of shares outstanding	1	1
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares
Share capital
Number of shares outstanding			100,799,996,399	20,159,999,279	20,159,999,279	10,079,999,639	8,399,999,999
Series B shares | Government agencies | Capital stock
Share capital
Number of shares outstanding	51,602,353,559	51,602,353,559
Percentage of ownership	52.09%	52.09%
Outstanding capital	Rp 2,580	Rp 2,580
Series B shares | The Bank of New York Mellon Corporation | Capital stock
Share capital
Number of shares outstanding	3,839,380,280	4,601,837,380
Percentage of ownership	3.88%	4.65%
Outstanding capital	Rp 192	Rp 230
Series B shares | Ririek Adriansyah | Capital stock
Share capital
Number of shares outstanding	1,156,955	1,156,955
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares | Budi Setyawan Wijaya | Capital stock
Share capital
Number of shares outstanding	275,000
Percentage of ownership	0.00%
Outstanding capital	Rp 0
Series B shares | Afriwandi | Capital stock
Share capital
Number of shares outstanding	42,500
Percentage of ownership	0.00%
Outstanding capital	Rp 0
Series B shares | Herlan Wijanarko | Capital stock
Share capital
Number of shares outstanding	42,500
Percentage of ownership	0.00%
Outstanding capital	Rp 0
Series B shares | Faizal Rochmad Djoemadi | Capital stock
Share capital
Number of shares outstanding		126,800
Percentage of ownership		0.00%
Outstanding capital		Rp 0
Series B shares | Bogi Witjaksono | Capital stock
Share capital
Number of shares outstanding		55,000
Percentage of ownership		0.00%
Outstanding capital		Rp 0
Series B shares | Edi Witjara | Capital stock
Share capital
Number of shares outstanding	32,500	32,500
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares | Dian Rachmawan | Capital stock
Share capital
Number of shares outstanding	120,222
Percentage of ownership	0.00%
Outstanding capital	Rp 0
Series B shares | Harry Mozarta Zen | Capital stock
Share capital
Number of shares outstanding		474,692
Percentage of ownership		0.00%
Outstanding capital		Rp 0
Series B shares | Siti Choiriana | Capital stock
Share capital
Number of shares outstanding		540
Percentage of ownership		0.00%
Outstanding capital		Rp 0
Series B shares | Public | Capital stock
Share capital
Number of shares outstanding	43,618,813,083	42,856,179,173
Percentage of ownership	44.03%	43.26%
Outstanding capital	Rp 2,181	Rp 2,143